LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

		December 31, 2022				December 31, 2021
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs	Amount(a)	Value(b)	Amount(a)	Value(b)
Senior notes	(i) 4.50%-6.875%	$1,248.4	$(5.0)	$1,243.4	$1,215.7	$1,241.9	$1,432.7
Revolving credit facility	(ii) SOFR plus 1.45%	200.0	—	200.0	200.0	200.0	200.0
Term loan	(ii) SOFR plus 1.25%	1,000.0	(1.8)	998.2	1,000.0	—	—
Tasiast loan	(iii) LIBOR plus 4.38%	160.0	(8.7)	151.3	160.0	188.0	200.0
Total long-term and current debt		$2,608.4	$(15.5)	$2,592.9	$2,575.7	$1,629.9	$1,832.7
Less: current portion		(36.0)	—	(36.0)	—	(40.0)	—
Long-term debt and credit facility		$2,572.4	$(15.5)	$2,556.9	$2,575.7	$1,589.9	$1,832.7

(a)	Includes transaction costs on senior notes, term loan and Tasiast loan financings.
(b)	The fair value of senior notes is primarily determined using quoted market determined variables. See Note 9 (iii).

Schedule of scheduled debt repayments

							2028 and
		2023	2024	2025	2026	2027	thereafter	Total
Senior notes	(i)	$—	$500.0	$—	$—	$500.0	$250.0	$1,250.0
Revolving credit facility	(ii)	—	—	—	—	200.0	—	200.0
Term Loan	(ii)	—	—	1,000.0	—	—	—	1,000.0
Tasiast loan	(iii)	36.0	32.0	4.0	16.0	72.0	—	160.0
Total debt payable		$36.0	$532.0	$1,004.0	$16.0	$772.0	$250.0	$2,610.0

Schedule of interest charges and fees

Type of credit
Revolving credit facility	SOFR plus		1.45%
Term loan	SOFR plus		1.25%
Letters of credit	0.967	-	1.45%
Standby fee applicable to unused availability			0.290%

Schedule of changes in liabilities arising from financing activities

	Total long-term	Lease	Accrued interest
	and current debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2022	$1,629.9	$54.8	$25.3	$1,710.0
Changes from financing cash flows
Debt issued	1,297.6	—	—	1,297.6
Debt repayments	(340.0)	—	—	(340.0)
Interest paid	—	—	(52.4)	(52.4)
Payment of lease liabilities	—	(23.2)	—	(23.2)
	2,587.5	31.6	(27.1)	2,592.0
Other changes
Interest expense and accretion	$—	$2.6	$65.6	68.2
Capitalized interest	—	—	66.5	66.5
Capitalized interest paid	—	—	(43.7)	(43.7)
Additions of lease liabilities	—	14.8	—	14.8
Other	5.4	(1.4)	(19.4)	(15.4)
	5.4	16.0	69.0	90.4
Balance as at December 31, 2022	$2,592.9	$47.6	$41.9	$2,682.4

	Total long-term	Lease	Accrued interest
	and current debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2021	$1,923.9	$74.7	$33.7	$2,032.3
Changes from financing cash flows
Debt issued	200.0	—	—	200.0
Debt repayments	(500.0)	—	—	(500.0)
Interest paid	—	—	(46.9)	(46.9)
Payment of lease liabilities	—	(33.8)	—	(33.8)
	1,623.9	40.9	(13.2)	1,651.6
Other changes
Interest expense and accretion	$—	$3.8	$67.7	$71.5
Capitalized interest	—	—	48.3	48.3
Capitalized interest paid	—	—	(51.1)	(51.1)
Additions of lease liabilities	—	10.2	—	10.2
Other	6.0	(0.1)	(26.4)	(20.5)
	6.0	13.9	38.5	58.4
Balance as at December 31, 2021	$1,629.9	$54.8	$25.3	$1,710.0

(a)	See Note 12.
(b)	Included in Accounts payable and accrued liabilities.